Fees Summary	Oct. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,038,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,608.52
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 2,608.52
Narrative - Max Aggregate Offering Price	$ 17,038,000.00
Final Prospectus	true